SHAREHOLDERS EQUITY	12 Months Ended
Dec. 31, 2024
SHAREHOLDERS EQUITY
SHAREHOLDERS EQUITY
17. SHAREHOLDERS’ EQUITY

a) Share capital

Accounting policy:

Equity is reduced by the incremental costs directly attributable to the issuance of common shares. In accordance with the policy outlined in Note 15 - Income tax and social contribution, transaction costs related to income tax are accounted for in accordance with Note 15 - Income tax and social contribution.

Transactions involving group shareholders are allocated within Equity Transactions, such as share-based payments and changes in interests in subsidiaries.

Af of December 31, 2024, the subscribed capital is R$8,832,544 (R$8,682,544 as of December 31, 2023), fully paid-up, and represented by 1,866,570,932 registered, book-entry, non-par value common shares. The limit for authorized share capital permitted by the bylaws is R$9,000,000.

On May 29, 2024, the Extraordinary General Meeting approved an increase in the Company's share capital in the amount of R$150,000 without issuing new shares and through the conversion of part of the existing balance in the statutory reserve account and the distribution of dividends of R$840,000.

As of December 31, 2024, the Company's share capital consists of the following:

	Common shares
Shareholding structure	Amount	%
Controlling shareholders	672,312,930	36.02%
Board of directors and executive officers	26,204,828	1.40%
Free float	1,164,305,209	62.38%
Outstanding shares	1,862,822,967	99.80%
Treasury shares	3,747,965	0.20%
Total	1,866,570,932	100.00%

b) Treasury shares

Accounting policy

Treasury shares consists of shares that have been repurchased by the company for specific and limited purposes. Cosan holds the necessary number of shares for future employee share-based payment plans, and the volume is treated similarly to treasury shares for accounting purposes.

On August 14, 2023, the Company's Board of Directors approved the new Share Buyback Program of up to 116,000,000 common shares, representing 9.93% of the total shares available on the market, with a term of up to 18 months. The repurchased shares may be used to meet obligations arising from potential exercises of share-based compensation plans, holding in treasury, disposal or cancellations in accordance with applicable legislation.

On August 13, 2024, the Board of Directors approved the cancellation of 7,500,000 ordinary shares issued by the Company, acquired and held in treasury, without reducing the value of the share capital, The effects were transferred to shareholders' equity as “Cancellation of treasury shares”, between “Capital transactions” and “Treasury shares” in the amount of R$118,975.

As of December 31, 2024, the Company had 3,747,965 shares in treasury (6,514,511 shares as of December 31, 2023), whose market price was R$8.16.

c) Statutory reserve - special reserve

Accounting policy: Its purpose is to strengthen working capital and finance the maintenance, expansion, and development of the company's core activities.

d)Legal reserve

Accounting policy: In accordance with Law 6,404, it is created by appropriating 5% of net income for the year up to a maximum of 20% of capital.

e) Dividends

Accounting policy:

In accordance with corporate law, a mandatory minimum dividend equal to 25% of the company's annual net profit is allocated, adjusted for changes in the reserves. The next Ordinary General Meeting will discuss dividends, allocation of net income for the year, and excess of profit reserves, as determined by article 199 of the Corporate Law.

i. Receivable

	Investments in associates (i)	Investments in joint venture	Total
Balance as of January 1, 2023	161,147	—	161,147
Proposed dividends	273,346	626,653	899,999
Proposed interest on own capital	—	588,078	588,078
Income tax	—	(88,256)	(88,256)
Discontinued operation	(62,699)	—	(62,699)
Other movements	(81,053)	—	(81,053)
Dividends received	(254,905)	(906,534)	(1,161,439)
Balance as of December 31, 2023	35,836	219,941	255,777
Proposed dividends	1,175,775	119,647	1,295,422
Other movements	(84,945)	—	(84,945)
Dividends received	(1,018,794)	(293,912)	(1,312,706)
Balance as of December 31, 2024	107,872	45,676	153,548

(i)	See composition of the balance in note 9.1.b

ii. Payable

Change in dividends payable
Consolidated
Balance as of January 1, 2023	892,006
Declared dividends	2,239,495
Dividends paid	(2,582,447)
Balance as of December 31, 2023	549,054
Declared dividends and other (i)	2,994,771
Dividends paid to preferred shareholders	(668,022)
Dividends paid	(2,779,081)
Balance as of December 31, 2024	96,722
(i)	The value of the dividend per share in the year ended December 31, 2024 was R$1.58 real. (R$1.27 real on December 31, 2023).

f) Other comprehensive income

	12/31/2023	Comprehensive (loss) income	12/31/2024
Loss on cash flow hedge	(2,042,427)	(393,651)	(2,436,078)
Foreign currency translation differences	841,409	537,111	1,378,520
Actuarial gain (loss) on defined benefit plan	(257,794)	162,598	(95,196)
Deferred tax on actuarial losses of defined benefit plan	87,650	(55,283)	(32,367)
Loss on measurement of derivative financial instrument	15,000	—	15,000
Change in the fair value of a financial asset	39,726	—	(39,726)
Deferred income tax on financial asset	(13,507)	—	(13,507)
Predecessor adjustment	1,381,798	—	(1,381,798)
Total	51,855	250,775	302,630

Attributable to:
Owners of the Company	314,325	251,530	565,855
Non-controlling interests	(262,470)	(755)	(263,225)

	12/31/2022	Comprehensive (loss) income	12/31/2023
Loss on cash flow hedge	(1,917,194)	(125,233)	(2,042,427)
Foreign currency translation differences	1,013,910	(172,501)	841,409
Actuarial loss on defined benefit plan	(186,244)	(71,550)	(257,794)
Deferred tax on actuarial losses of defined benefit plan	63,323	24,327	87,650
Loss on measurement of derivative financial instrument	15,000	—	15,000
Change in the fair value of a financial asset	39,726	—	39,726
Deferred income tax on financial asset	(13,507)	—	(13,507)
Predecessor adjustment	1,381,798	—	1,381,798
Total	396,812	(344,957)	51,855

Attributable to:
Owners of the Company	567,546	(253,221)	314,325
Non-controlling interests	(170,734)	(91,736)	(262,470)

	12/31/2021	Comprehensive (loss) income	12/31/2022
Loss on cash flow hedge	(1,917,917)	723	(1,917,194)
Foreign currency translation differences	96,362	917,548	1,013,910
Actuarial loss on defined benefit plan	(266,574)	80,330	(186,244)
Deferred tax on actuarial losses of defined benefit plan	90,635	(27,312)	63,323
Loss on measurement of derivative financial instrument	15,000	—	15,000
Change in the fair value of a financial asset	5,794	33,932	39,726
Deferred income tax on financial asset	(1,970)	(11,537)	(13,507)
Predecessor adjustment	1,381,798	—	1,381,798
Total	(596,872)	993,684	396,812

Attributable to:
Owners of the Company	(521,609)	1,089,155	567,546
Non-controlling interests	75,263	(95,471)	(170,734)